Financial Highlights	12 Months Ended
Dec. 31, 2016
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Financial Highlights
8.	Financial Highlights:

Financial highlights for the limited partner class as a whole for the years ended December 31, 2016, 2015 and 2014 are as follows:

Tactical Currency

	2016	2015	2014

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$(0.52)	$2.16	$1.63
Net investment loss	(0.56)	(0.73)	(0.53)

Net increase (decrease) for the year	(1.08)	1.43	1.10
Net asset value per Unit, beginning of year	9.92	8.49	7.39

Net asset value per Unit, end of year	$8.84	$9.92	$8.49

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.8)%	(8.0)%	(7.0)%

Operating expenses before incentive fees	5.2%	5.1%	5.4%
Incentive fees	0.8%	2.9%	1.6%

Operating expenses after incentive fees	6.0%	8.0%	7.0%

Total return:
Total return before incentive fees	(10.1)%	19.9%	16.6%
Incentive fees	(0.8)%	(3.1)%	(1.7)%

Total return after incentive fees	(10.9)%	16.8%	14.9%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital of Tactical Currency and includes income and expenses allocated from its investments in Cambridge Master Fund and KR Master Fund, as applicable.

Spectrum Select

	2016	2015	2014

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$(2.96)	$(0.51)	$5.34
Net investment loss	(1.43)	(1.74)	(1.64)

Net increase (decrease) for the year	(4.39)	(2.25)	3.70
Net asset value per Unit, beginning of year	27.93	30.18	26.48

Net asset value per Unit, end of year	$23.54	$27.93	$30.18

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.5)%	(5.8)%	(6.3)%

Operating expenses before incentive fees	5.7%	5.8%	6.3%
Incentive fees	- %	- %	- %

Operating expenses after incentive fees	5.7%	5.8%	6.3%

Total return:
Total return before incentive fees	(15.7)%	(7.5)%	14.0%
Incentive fees	- %	- %	- %

Total return after incentive fees	(15.7)%	(7.5)%	14.0%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital of Spectrum Select.

Spectrum Strategic

	2016	2015	2014

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$(0.05)	$(1.51)	$0.77
Net investment loss	(0.57)	(0.57)	(0.79)

Net increase (decrease) for the year	(0.62)	(2.08)	(0.02)
Net asset value per Unit, beginning of year	11.54	13.62	13.64

Net asset value per Unit, end of year	$10.92	$11.54	$13.62

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.1)%	(4.7)%	(5.5)%

Operating expenses before incentive fees	5.2%	4.7%	5.4%
Incentive fees	- %	- %	0.1%

Operating expenses after incentive fees	5.2%	4.7%	5.5%

Total return:
Total return before incentive fees	(5.4)%	(15.3)%	0.0%
Incentive fees	- %	- %	(0.1)%

Total return after incentive fees	(5.4)%	(15.3)%	(0.1)%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital of Spectrum Strategic and does not include income and expenses related to its investment in the Funds.

Spectrum Technical

	2016	2015	2014

Per Unit Performance (for a unit outstanding throughout the year): *

Net realized and unrealized gains (losses)	$(0.31)	$1.13	$3.61
Net investment loss	(1.05)	(1.25)	(1.09)

Net increase (decrease) for the year	(1.36)	(0.12)	2.52
Net asset value per Unit, beginning of year	18.95	19.07	16.55

Net asset value per Unit, end of year	$17.59	$18.95	$19.07

Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.7)%	(6.5)%	(6.6)%

Operating expenses before incentive fees	5.6%	5.6%	5.9%
Incentive fees	0.3%	0.9%	0.7%

Operating expenses after incentive fees	5.9%	6.5%	6.6%

Total return:
Total return before incentive fees	(6.9)%	0.3%	15.9%
Incentive fees	(0.3)%	(0.9)%	(0.7)%

Total return after incentive fees	(7.2)%	(0.6)%	15.2%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital of Spectrum Technical and includes income and expenses allocated from its investments in SECOR Master Fund and Blackwater Master Fund, as applicable.